Risk Management (Details) - Schedule of NRFF impact on accrual book for next 12-months $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Schedule of NRFF impact on accrual book for next 12-months [Abstract]
Impact by Base Interest Rate shocks	$ (391,392)
Impact due to Spreads Shocks	(16,255)
Higher / (Lower) Net revenues	$ (407,647)